Changes in Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Beginning balance	$ 448.7	$ 372.2	$ 386.4
Cost accruals and revenue deferrals	305.4	304.3	172.4
Payments and revenue recognized	(219.7)	(219.6)	(171.3)
Currency translation	6.3	(8.2)	(15.3)
Ending balance	$ 540.7	$ 448.7	$ 372.2